Long-term investments - Additional Informational (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Long-term investments	$ 29,182,000	$ 40,710,000		$ 7,300,000
Long-term bank deposits	160,001,000	35,500,000
Equity Securities, FV-NI, Cost	26,000,000	51,700,000
Impairment Losses, Investments	2,500,000
Impairment on equity investments without readily determinable fair value		0
Equity investees net loss or income	31,700	3,500,000	$ 31,600
Financial products issued by banks	0	$ 61,400,000
Redeemed financial products	6,400,000
Remaining short-term financial products	$ 55,000,000
Financial products issued by banks original maturity period		over one year
Financial products issued by banks weighted average maturity period		1 year 8 months 12 days